UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06199

Brown Capital Management Mutual Funds
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

1675 S. State Street, Suite B, Dover, Delaware 19901

(Name and address of agent for service)

With Copies to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Registrant's telephone number, including area code: 410.837.3234

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1(a).	REPORTS TO STOCKHOLDERS.

The Brown Capital Management Small Company Fund Tailored Shareholder Report

semi-annual shareholder report September 30, 2025 The Brown Capital Management Small Company Fund Investor Class Shares ticker: BCSIX

This semi-annual shareholder report contains important information about the The Brown Capital Management Small Company Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.browncapital.com/investmentstrategies/smallcompanyfundinv/. You can also contact us at (877) 892-4226.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$74	1.42%¹
¹	Annualized.

Key Fund Statistics

(as of September 30, 2025)

Fund Net Assets	$699,042,398
Number of Holdings	41
Total Net Advisory Fee	$3,952,307
Portfolio Turnover Rate	7%

What did the Fund invest in?

(% of Net Assets as of September 30, 2025)

Sector Breakdown

Medical/ Health Care
29.29%
Business Services
23.19%
Information/Knowledge Management
21.91%
Industrial Products & Systems
13.81%
Consumer Related
7.95%
Short Term Investments
2.82%
Miscellaneous
1.30%

Top Ten Holdings
Veeva Systems, Inc. Class A	6.02%
Datadog, Inc. Class A	5.71%
AppFolio, Inc.	5.24%
Guidewire Software, Inc.	5.22%
Repligen Corp.	5.12%
Manhattan Associates, Inc.	4.81%
Xometry, Inc.	4.66%
Tyler Technologies, Inc.	4.51%
Vericel Corp.	3.69%
Cognex Corp.	3.62%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.browncapital.com/investmentstrategies/smallcompanyfundinv/.

The Brown Capital Management Small Company Fund Tailored Shareholder Report

semi-annual Shareholder Report September 30, 2025 The Brown Capital Management Small Company Fund Institutional Class Shares ticker: BCSSX

This semi-annual shareholder report contains important information about the The Brown Capital Management Small Company Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.browncapital.com/investmentstrategies/smallcompanyfundinst/. You can also contact us at (877) 892-4226.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$32	1.22%¹
¹	Annualized.

Sector Breakdown

Top Ten Holdings
Veeva Systems, Inc. Class A	6.02%
Datadog, Inc. Class A	5.71%
AppFolio, Inc.	5.24%
Guidewire Software, Inc.	5.22%
Repligen Corp.	5.12%
Manhattan Associates, Inc.	4.81%
Xometry, Inc.	4.66%
Tyler Technologies, Inc.	4.51%
Vericel Corp.	3.69%
Cognex Corp.	3.62%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.browncapital.com/investmentstrategies/smallcompanyfundinst/.

Key Fund Statistics

(as of September 30, 2025)

Fund Net Assets	$699,042,398
Number of Holdings	41
Total Net Advisory Fee	$3,952,307
Portfolio Turnover Rate	7%

What did the Fund invest in?

(% of Net Assets as of September 30, 2025)

The Brown Capital Management International All Company Fund Tailored Shareholder Report

semi-annual Shareholder Report September 30, 2025 The Brown Capital Management International All Company Fund Investor Class Shares ticker: BCIIX

This semi-annual shareholder report contains important information about the The Brown Capital Management International All Company Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.browncapital.com/investmentstrategies/internationalallcompanyfundinv/. You can also contact us at (877) 892-4226.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$65	1.25%¹
¹	Annualized.

Sector Breakdown

Information Technology
36.23%
Health Care
12.94%
Industrials
11.16%
Financials
10.26%
Consumer Discretionary
8.28%
Communication Services
7.32%
Materials
6.43%
Short Terms Investments
3.92%
Consumer Staples
2.93%

Top Ten Holdings
CyberArk Software Ltd.	4.63%
Shopify, Inc. Class A	4.56%
MercadoLibre, Inc.	4.20%
AJ Bell plc	3.67%
Cochlear Ltd	3.53%
Givaudan SA	3.46%
REA Group Ltd	3.33%
Flutter Entertainment plc	3.28%
ASML Holding NV	3.27%
SAP SE	3.11%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.browncapital.com/investmentstrategies/internationalallcompanyfundinv/.

Key Fund Statistics

(as of September 30, 2025)

Fund Net Assets	$77,062,064
Number of Holdings	44
Total Net Advisory Fee	$85,962
Portfolio Turnover Rate	2%

What did the Fund invest in?

(% of Net Assets as of September 30, 2025)

The Brown Capital Management International All Company Fund Tailored Shareholder Report

semi-annual Shareholder Report September 30, 2025 The Brown Capital Management International All Company Fund Institutional Class Shares ticker: BCISX

This semi-annual shareholder report contains important information about the The Brown Capital Management International All Company Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.browncapital.com/investmentstrategies/internationalallcompanyfundinst/. You can also contact us at (877) 892-4226.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	1.00%¹
¹	Annualized.

Sector Breakdown

Top Ten Holdings
CyberArk Software Ltd.	4.63%
Shopify, Inc. Class A	4.56%
MercadoLibre, Inc.	4.20%
AJ Bell plc	3.67%
Cochlear Ltd	3.53%
Givaudan SA	3.46%
REA Group Ltd	3.33%
Flutter Entertainment plc	3.28%
ASML Holding NV	3.27%
SAP SE	3.11%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.browncapital.com/investmentstrategies/internationalallcompanyfundinst/.

Key Fund Statistics

(as of September 30, 2025)

Fund Net Assets	$77,062,064
Number of Holdings	44
Total Net Advisory Fee	$85,962
Portfolio Turnover Rate	2%

What did the Fund invest in?

(% of Net Assets as of September 30, 2025)

The Brown Capital Management International Small Company Fund Tailored Shareholder Report

semi-annual Shareholder Report September 30, 2025 The Brown Capital Management International Small Company Fund Investor Class Shares ticker: BCSVX

This semi-annual shareholder report contains important information about the The Brown Capital Management International Small Company Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinv/. You can also contact us at (877) 892-4226.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$71	1.31%¹
¹	Annualized.

Sector Breakdown

Information Technology
35.84%
Health Care
21.55%
Communication Services
12.68%
Financials
11.74%
Consumer Discretionary
9.12%
Consumer Staples
3.43%
Industrials
2.55%
Short Term Investments
1.72%
Materials
1.43%

Top Ten Holdings
VusionGroup	5.85%
REA Group Ltd.	4.75%
Pro Medicus Ltd.	4.49%
CyberArk Software Ltd.	4.42%
AJ Bell plc	4.26%
Sectra AB	4.17%
The Descartes Systems Group, Inc	4.08%
Kinaxis, Inc.	4.08%
Lectra	3.87%
WiseTech Global Ltd.	3.66%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinv/.

Key Fund Statistics

(as of September 30, 2025)

Fund Net Assets	$2,270,497,076
Number of Holdings	39
Total Net Advisory Fee	$11,390,109
Portfolio Turnover Rate	6%

What did the Fund invest in?

(% of Net Assets as of September 30, 2025)

The Brown Capital Management International Small Company Fund Tailored Shareholder Report

semi-annual Shareholder Report September 30, 2025 The Brown Capital Management International Small Company Fund Institutional Class Shares ticker: BCSFX

This semi-annual shareholder report contains important information about the The Brown Capital Management International Small Company Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinv/. You can also contact us at (877) 892-4226.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	1.05%¹
¹	Annualized.

Sector Breakdown

Top Ten Holdings
VusionGroup	5.85%
REA Group Ltd.	4.75%
Pro Medicus Ltd.	4.49%
CyberArk Software Ltd.	4.42%
AJ Bell plc	4.26%
Sectra AB	4.17%
The Descartes Systems Group, Inc	4.08%
Kinaxis, Inc.	4.08%
Lectra	3.87%
WiseTech Global Ltd.	3.66%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinv/.

Key Fund Statistics

(as of September 30, 2025)

Fund Net Assets	$2,270,497,076
Number of Holdings	39
Total Net Advisory Fee	$11,390,109
Portfolio Turnover Rate	6%

What did the Fund invest in?

(% of Net Assets as of September 30, 2025)

ITEM 1.(b).	Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Small Company Fund

Investor Shares (BCSIX)
(CUSIP Number 115291833)

Institutional Shares (BCSSX)
(CUSIP Number 115291403)

International All Company Fund

Investor Shares (BCIIX)
(CUSIP Number 115291858)

Institutional Shares (BCISX)
(CUSIP Number 115291767)

International Small Company Fund

Investor Shares (BCSVX)
(CUSIP Number 115291742)

Institutional Shares (BCSFX)
(CUSIP Number 115291759)

FINANCIAL STATEMENTS
AND OTHER INFORMATION

Six Months Ended September 30, 2025 (unaudited)

Table of Contents

The Brown Capital Management Small Company Fund1

Schedule of Investments1

The Brown Capital Management International All Company Fund3

Schedule of Investments3

The Brown Capital Management International Small Company Fund6

Schedule of Investments6

Statements of Assets and Liabilities8

Statements of Operations9

Statements of Changes in Net Assets10

Financial Highlights14

Notes to Financial Statements20

Supplemental Information28

Financial Statements | September 30, 2025 (unaudited)1

The Brown Capital Management Small Company Fund

Schedule of InvestmentsSeptember 30, 2025 (Unaudited)

		Shares	Value (Note 1)
COMMON STOCKS - 97.45%

23.19%	Business Services
	Clearwater Analytics Holdings, Inc.(A)	859,696	$15,491,722
	DoubleVerify Holdings, Inc.(A)	718,726	8,610,337
	Guidewire Software, Inc.(A)	158,598	36,455,336
	Intapp, Inc.(A)	82,349	3,368,074
	nCino, Inc.(A)	636,978	17,268,474
	Paycom Software, Inc.	121,119	25,209,709
	PROS Holdings, Inc.(A)	83,349	1,909,526
	Q2 Holdings, Inc.(A)	307,956	22,292,935
	Tyler Technologies, Inc.(A)	60,281	31,536,608
			162,142,721

7.95%	Consumer Related
	Agilysys, Inc.(A)	184,171	19,383,998
	Alarm.com Holdings, Inc.(A)	440,400	23,376,432
	Duolingo, Inc. Class A(A)	30,980	9,970,603
	Mama’s Creations, Inc.(A)	271,800	2,856,618
			55,587,651

13.81%	Industrial Products & Systems
	Badger Meter, Inc.	81,752	14,599,272
	Cognex Corp.	558,790	25,313,187
	Energy Recovery, Inc.(A)	723,046	11,149,369
	UFP Technologies, Inc.(A)	64,745	12,923,102
	Xometry, Inc.(A)	597,425	32,541,740
			96,526,670

21.91%	Information/Knowledge Management
	AppFolio, Inc.(A)	132,768	36,598,827
	Datadog, Inc. Class A(A)	280,401	39,929,102
	Manhattan Associates, Inc.(A)	164,190	33,655,666
	Red Violet, Inc.	126,348	6,601,683
	SPS Commerce, Inc.(A)	81,941	8,533,336
	Vertex, Inc.(A)	475,578	11,789,579
	Workiva, Inc.(A)	187,140	16,109,011
			153,217,204

29.29%	Medical/Health Care
	Axogen, Inc.(A)	250,355	4,466,333
	Bio-Techne Corp.	393,512	21,891,073
	Corcept Therapeutics, Inc.(A)	94,714	7,871,681
	Cytek Biosciences, Inc.(A)	1,827,215	6,340,436
	Glaukos Corp.(A)	307,205	25,052,568

2www.browncapital.com

The Brown Capital Management Small Company Fund

Schedule of InvestmentsSeptember 30, 2025 (Unaudited)

See Notes to Financial Statements

			Shares	Value (Note 1)
COMMON STOCKS - 97.45% (continued)

		Inspire Medical Systems, Inc.(A)	98,965	$7,343,202
		OrthoPediatrics Corp.(A)	490,172	9,082,887
		Repligen Corp.(A)	267,907	35,811,129
		RxSight, Inc.(A)	315,652	2,837,710
		Tandem Diabetes Care, Inc.(A)	103,583	1,257,498
		TransMedics Group, Inc(A)	132,461	14,862,124
		Veeva Systems, Inc. Class A(A)	141,320	42,100,641
		Vericel Corp.(A)	819,165	25,779,123
				204,696,405

1.30%		Miscellaneous
		CryoPort, Inc.(A)	955,008	9,053,476

97.45%		Total Common Stocks (Cost: $424,140,387)		681,224,127

WARRANTS - 0.00%
0.00%		Health Care
		Abiomed, Inc. - CVR(A)(C)	475,722	—
0.00%		Total Warrants (Cost: $—)		—

SHORT TERM INVESTMENTS - 2.82%
		First American Treasury Obligations Fund - X Class 4.02%(B) (Cost: $19,729,225)	19,729,225	19,729,225

100.27%		Total Investments (Cost: $443,869,612)		700,953,352
(0.27%	)	Liabilities in excess of other assets		(1,910,954)
100.00%		Net Assets		$699,042,398

(A)Non-income producing.

(B)Effective 7 day yield as of September 30, 2025.

(C)The warrant is a Level 3 Security. See Note 1.

CVR- Contingent Value Rights

Financial Statements | September 30, 2025 (unaudited)3

The Brown Capital Management International All Company Fund

Schedule of InvestmentsSeptember 30, 2025 (Unaudited)

		Shares	Value (Note 1)
COMMON STOCKS - 95.55%

8.21%	Australia
	Atlassian Corp. Class A(A)	6,482	$1,035,175
	Cochlear Ltd	14,774	2,722,637
	REA Group Ltd	16,779	2,565,811
			6,323,623

7.55%	Canada
	Descartes Systems Group Inc(A)	24,467	2,303,769
	Shopify, Inc. Class A(A)	23,667	3,517,153
			5,820,922

4.59%	Denmark
	Novo Nordisk A/S	22,398	1,247,158
	Novonesis A/S	37,225	2,290,977
			3,538,135

2.96%	France
	Dassault Systemes SE	42,349	1,424,668
	Ipsen SA	6,404	859,908
			2,284,576

6.36%	Germany
	Carl Zeiss Meditec AG	21,192	1,057,184
	Rational AG	1,891	1,445,066
	SAP SE	8,955	2,397,863
			4,900,113

2.17%	Hong Kong
	Kingdee International Software(A)	461,146	1,034,109
	Kingsoft Corp. Ltd.	144,543	641,370
			1,675,479

5.41%	Ireland
	Flutter Entertainment plc(A)	9,955	2,528,570
	Icon plc(A)	9,372	1,640,100
			4,168,670

10.03%	Israel
	Camtek Ltd/Israel	20,683	2,172,749
	Check Point Software Technologies Ltd(A)	3,745	774,878
	CyberArk Software Ltd.(A)	7,391	3,570,962
	Monday.com Ltd.(A)	6,210	1,202,814
			7,721,403

4www.browncapital.com

The Brown Capital Management International All Company Fund

Schedule of InvestmentsSeptember 30, 2025 (Unaudited)

See Notes to Financial Statements

		Shares	Value (Note 1)
COMMON STOCKS - 95.55% (continued)

2.55%	Italy
	Azimut Holding S.p.A	50,722	$1,965,140

8.00%	Japan
	CyberAgent, Inc.(A)	97,000	1,164,357
	GMO Payment Gateway, Inc.(A)	23,400	1,312,594
	Kakaku.com, Inc.(A)	64,000	1,099,191
	M3, Inc.	31,400	508,313
	MonotaRO Co. Ltd.(A)	143,100	2,077,634
			6,162,089

5.20%	Netherlands
	ASML Holding NV	2,586	2,521,841
	Wolters Kluwer NV	10,881	1,485,260
			4,007,101

2.82%	New Zealand
	Xero Ltd(A)	20,799	2,170,273

1.84%	Norway
	Autostore Holdings Ltd.(A)	666,893	612,521
	Vend Marketplaces ASA	22,754	808,966
			1,421,487

2.20%	Poland
	InPost SA(A)	137,905	1,697,842

1.64%	Spain
	Grifols SA	86,595	1,260,751

11.21%	Switzerland
	Chocoladefabriken Lindt & Sprüngli AG	103	1,574,735
	Givaudan SA	654	2,667,694
	Partners Group Holding AG	1,438	1,881,495
	Tecan Group AG	3,741	677,610
	Temenos Group AG	22,603	1,835,799
			8,637,333

8.61%	United Kingdom
	AJ Bell plc	385,682	2,832,011
	Diageo plc	28,677	686,173
	RELX plc	39,590	1,891,564
	Wise plc(A)	88,063	1,227,625
			6,637,373

Financial Statements | September 30, 2025 (unaudited)5

The Brown Capital Management International All Company Fund

Schedule of InvestmentsSeptember 30, 2025 (Unaudited)

See Notes to Financial Statements

		Shares	Value (Note 1)
COMMON STOCKS - 95.55% (continued)

4.20%	Uruguay
	MercadoLibre, Inc.(A)	1,386	$3,238,999

95.55%	Total Common Stocks (Cost: $53,301,116)		73,631,309

SHORT TERM INVESTMENTS - 3.92%
	First American Treasury Obligations Fund - X Class 4.02%(B) (Cost: $3,020,712)	3,020,712	3,020,712

99.47%	Total Investments (Cost: $56,321,828)		76,652,021
0.53%	Other assets, net of liabilities		410,043
100.00%	Net Assets		$77,062,064

(A)Non-income producing.

(B)Effective 7 day yield as of September 30, 2025.

6www.browncapital.com

The Brown Capital Management International Small Company Fund

Schedule of InvestmentsSeptember 30, 2025 (Unaudited)

		Shares	Value (Note 1)
COMMON STOCKS - 98.34%

12.90%	Australia
	Pro Medicus Ltd.	500,809	$101,962,526
	REA Group Ltd.	705,555	107,892,074
	WiseTech Global Ltd.	1,389,105	83,045,307
			292,899,907

8.15%	Canada
	Descartes Systems Group, Inc(A)	982,820	92,540,586
	Kinaxis, Inc.(A)	716,814	92,531,174
			185,071,760

3.47%	Denmark
	Ambu A/S	5,350,797	78,720,691

13.15%	France
	Interparfums SA(A)	2,353,844	77,864,670
	Lectra(B)	3,153,426	87,902,937
	VusionGroup	441,951	132,841,799
			298,609,406

5.16%	Germany
	ATOSS Software SE(A)	364,588	47,158,094
	Evotec AG(A)	4,524,618	33,139,296
	STRATEC Biomedical AG(B)	1,092,673	36,781,631
			117,079,021

2.17%	Hong Kong
	Kingdee International Software(A)	22,008,492	49,353,540

3.96%	India
	CRISIL Ltd.	966,765	48,313,494
	Dr. Lal PathLabs Ltd.	1,184,752	41,713,284
			90,026,778

0.73%	Ireland
	Flutter Entertainment plc(A)	65,215	16,564,610

9.95%	Israel
	Camtek Ltd.	619,226	65,049,691
	CyberArk Software Ltd.(A)	207,731	100,365,233
	Global-e Online Ltd.(A)	1,693,346	60,554,053
			225,968,977

3.36%	Italy
	Azimut Holding S.p.A	1,966,216	76,177,785

Financial Statements | September 30, 2025 (unaudited)7

The Brown Capital Management International Small Company Fund

Schedule of InvestmentsSeptember 30, 2025 (Unaudited)

			Shares	Value (Note 1)
COMMON STOCKS - 98.34% (continued)

12.50%		Japan
		GMO Payment Gateway, Inc.(A)	850,842	$47,726,915
		Hiday Hidaka Corp.(A)(B)	3,123,974	75,582,790
		Kakaku.com, Inc.(A)	2,056,387	35,318,169
		M3, Inc.(A)	296,421	4,798,555
		SMS Co. Ltd.(A)	2,177,080	22,943,776
		Software Service, Inc.(A)(B)	492,725	49,461,222
		Towa Pharmaceutical Co. Ltd.(A)	2,400,382	48,040,496
				283,871,923

9.56%		Sweden
		Hemnet Group AB(A)	2,703,001	68,167,759
		MIPS AB(B)	1,488,424	54,122,840
		Sectra AB	2,856,941	94,741,778
				217,032,377

0.81%		Switzerland
		Partners Group Holding AG	14,022	18,346,535

12.47%		United Kingdom
		AJ Bell plc	13,171,044	96,713,193
		JTC PLC 144A	1,514,790	26,985,366
		PayPoint plc(B)	3,454,461	35,026,799
		Playtech plc	3,075,162	15,280,108
		Rightmove plc	6,213,981	59,342,561
		Victrex plc	3,346,317	32,470,891
		YouGov plc	4,283,977	17,280,649
				283,099,567

98.34%		Total Common Stocks (Cost: $1,770,376,283)		2,232,822,877

SHORT TERM INVESTMENTS - 1.72%
		First American Treasury Obligations Fund - X Class 4.02%(C) (Cost: $39,122,968)	39,122,968	39,122,968

100.06%		Total Investments (Cost: $1,809,499,251)		2,271,945,845
(0.06%	)	Liabilities in excess of other assets		(1,448,769)
100.00%		Net Assets		$2,270,497,076

(A)Non-income producing.

(B)Affiliated company - The Fund owns greater than 5% of the outstanding voting shares of this issuer. See Note 1 for more information.

(C)Effective 7 day yield as of September 30, 2025.

The Brown Capital Management Mutual Funds

Statements of Assets and LiabilitiesSeptember 30, 2025 (Unaudited)

See Notes to Financial Statements

8www.browncapital.com

	Small Company Fund	International All Company Fund		International Small Company Fund
Assets:
Unaffiliated Investments, at cost	$443,869,612	$56,321,828		$1,441,314,625
Affiliated Investments, at cost	—	—		368,184,626
Unaffiliated Investments, at value (Note 1)	700,953,352	76,652,021		1,933,067,626
Affiliated Investments, at value (Note 1)	—	—		338,878,219
Total Investments, at value (Note 1)	700,953,352	76,652,021		2,271,945,845
Foreign Cash, at value	—	—		4	**
Receivables:
Fund shares sold	431,733	120,529		200,335
Investments sold	918,438	—		—
Dividends, interest and reclaims, at value	81,093	289,514	*	4,864,635	**
Unrealized gain on foreign currency spot trades	—	—		7
Prepaid expenses	23,130	36,739		85,596
Total Assets	702,407,746	77,098,803		2,277,096,422
Liabilities:
Cash disbursements in excess of bank balance	758,883	—		—
Payables:
Fund shares redeemed	585,369			1,242,868
Investments purchased	1,206,180	—		855,339	**
Foreign capital gains tax	—	—		2,521,396
Accrued expenses:
Advisory fees (Note 2)	626,124	11,527		1,869,822
Administration, accounting and transfer agent fees (Note 2)	110,008	12,919		18,576
12b-1 fees - Investor Class (Note 2)	46,103	374		38,242
Other expenses	32,681	11,919		53,103
Total Liabilities:	3,365,348	36,739		6,599,346
Net Assets	$699,042,398	$77,062,064		$2,270,497,076
Net Assets Consist of:
Paid-in-capital	$122,711,510	$60,509,198		$1,825,889,788
Total distributable earnings	576,330,888	16,552,866		444,607,288
Net Assets	$699,042,398	$77,062,064		$2,270,497,076

Investor Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$45.60	$17.76		$26.61
Net Assets	$272,371,141	$1,806,649		$186,011,807
Shares Outstanding, no par value (unlimited shares authorized)	5,972,568	101,719		6,991,571
Institutional Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$48.65	$18.05		$27.28
Net Assets	$426,671,257	$75,255,415		$2,084,485,269
Shares Outstanding , no par value (unlimited shares authorized)	8,771,072	4,170,354		76,397,535

*At Cost: $266,435 for dividends, interest and reclaims.

**At Cost: $5 for foreign cash, $4,994,703 for dividends, interest and reclaims, and $855,332 for investments purchased.

See Notes to Financial Statements

Financial Statements | September 30, 2025 (unaudited)9

The Brown Capital Management Mutual Funds

Statements of OperationsSix Months Ended September 30, 2025 (Unaudited)

	Small Company Fund	International All Company Fund	International Small Company Fund
Investment Income:
Dividends from unaffiliated investments	$368,830	$658,076	$26,792,875
Dividends from affiliated investments (Note 1)	—	—	4,535,488
Tax reclaim income from unaffiliated investments	—	—	532,620
Tax reclaim income from affiliated investments (Note 1)	—	—	162,898
Interest	475,188	31,509	841,004
Foreign tax withheld from unaffiliated investments	—	(125,894)	(2,698,453)
Foreign tax withheld from affiliated investments (Note 1)	—	—	(703,290)
Total Investment Income	844,018	563,691	29,463,142

Expenses:
Advisory fees (Note 2)	3,952,307	349,017	11,390,109
Fund accounting and administration fees (Note 2)	131,026	101,000	113,443
Transfer agent fees (Note 2)	457,441	13,679	91,122
Custody fees	53,658	13,697	182,519
Registration fees	48,762	32,986	38,989
12b-1 fees - Investor Class (Note 2)	305,545	2,264	205,433
Professional fees	46,808	45,763	45,002
Trustees’ fees and expenses (Note 8)	55,573	59,705	55,135
Compliance services fees (Note 2)	18,050	19,289	19,223
Printing fees	64,005	12,858	61,808
Other expenses	11,514	2,858	13,694
Total expenses	5,144,689	653,116	12,216,477
Fees waived by the Advisor - Investor Class (Note 2)	—	(6,210)	—
Fees waived by the Advisor - Institutional Class (Note 2)	—	(256,845)	—
Net expenses	5,144,689	390,061	12,216,477
Net Investment Income (loss)	(4,300,671)	173,630	17,246,665
Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on investments	126,410,755	(134,103)	108,484,551
Net realized gain (loss) on foreign currency transactions	—	18,865	163,081
Net change in unrealized appreciation (depreciation) of unaffiliated investments	(65,141,852)	6,173,501	145,514,853
Net change in unrealized appreciation (depreciation) of affiliated investments (Note 1)	—	—	35,632,303
Net change in unrealized appreciation (depreciation) of foreign currency translations	—	—	4
Net change in unrealized foreign capital gains tax	—	—	(1,766,320)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	61,268,903	6,058,263	288,028,475
Net Increase (Decrease) in Net Assets Resulting From Operations	$56,968,232	$6,231,893	$305,275,140

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

See Notes to Financial Statements

10www.browncapital.com

	Small Company Fund		International All Company Fund
	Six Months Ended September 30, 2025 (unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets From

Operations:
Net investment income (loss)	$(4,300,671)	$(14,602,759)	$173,630	$(32,551)
Net realized gain (loss) on investments and foreign currency	126,410,755	577,345,488	(115,238)	(1,145,261)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(65,141,852)	(613,971,102)	6,173,501	(3,218,348)
Net Increase (Decrease) in Net Assets From Operations	56,968,232	(51,228,373)	6,231,893	(4,396,160)
Distributions to Shareholders: (Note 4)
Investor
Distributable earnings	—	(159,938,725)	—	—
Institutional
Distributable earnings	—	(270,207,545)	—	—
Decrease in Net Assets from Distributions	—	(430,146,270)	—	—
Capital Share Transactions:
Shares sold
Investor	14,087,579	67,654,642	223,950	1,927,306
Institutional	34,084,862	172,016,829	362,005	36,649,113
Reinvested dividends and distributions
Investor	—	153,383,730	—	—
Institutional	—	257,228,861	—	—
Shares redeemed
Investor(A)(C)	(88,699,378)	(356,755,383)	(186,388)	(2,164,844)
Institutional(B)(C)	(151,564,154)	(1,138,347,285)	(2,703,056)	(29,537,306)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(192,091,091)	(844,818,606)	(2,303,489)	6,874,269
Net Increase (Decrease) in Net Assets	(135,122,859)	(1,326,193,249)	3,928,404	2,478,109
Net Assets:
Beginning of Period	834,165,257	2,160,358,506	73,133,660	70,655,551
End of Period	$699,042,398	$834,165,257	$77,062,064	$73,133,660

(A)Includes Redemption fees of:				$24
(B)Includes Redemption fees of:				$2,241

(C)Effective July 29, 2024, the International All Company Fund and the International Small Company Fund ceased charging a redemption fee. Prior to July 29, 2024, redemption price per share may have been reduced for any applicable redemption fees. For a description of the possible redemption fees, see Note 1.

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

See Notes to Financial Statements

Financial Statements | September 30, 2025 (unaudited)11

	Small Company Fund		International All Company Fund
	Six Months Ended September 30, 2025 (unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (unaudited)	Year Ended March 31, 2025
Share Information:
Investor Class:
Shares sold	320,058	1,150,178	12,496	111,503
Reinvested distributions	—	2,886,408	—	—
Shares redeemed	(1,981,829)	(5,616,612)	(10,338)	(123,466)
Net Increase (Decrease) in Capital Shares	(1,661,771)	(1,580,026)	2,158	(11,963)
Shares Outstanding, Beginning of Period	7,634,339	9,214,365	99,561	111,524
Shares Outstanding, End of Period	5,972,568	7,634,339	101,719	99,561
Share Information:
Institutional Class:
Shares sold	744,786	2,625,930	20,119	2,098,274
Reinvested distributions	—	4,545,483	—	—
Shares redeemed	(3,185,838)	(16,683,192)	(153,422)	(1,716,501)
Net Increase (Decrease) in Capital Shares	(2,441,052)	(9,511,779)	(133,303)	381,773
Shares Outstanding, Beginning of Period	11,212,124	20,723,903	4,303,657	3,921,884
Shares Outstanding, End of Period	8,771,072	11,212,124	4,170,354	4,303,657

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

See Notes to Financial Statements

12www.browncapital.com

	International Small Company Fund
	Six Months Ended September 30, 2025 (unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets From

Operations:
Net investment income (loss)	$17,246,665	$(88,978)
Net realized gain (loss) on investments and foreign currency	108,647,632	79,920,369
Net change in unrealized appreciation (depreciation) of investments and foreign currency	179,380,843	(32,319,817)
Net Increase (Decrease) in Net Assets From Operations	305,275,140	47,511,574
Capital Share Transactions:
Shares sold
Investor	67,977,144	23,100,596
Institutional	74,669,860	239,550,213
Shares redeemed
Investor(A)(C)	(23,837,912)	(64,119,589)
Institutional(B)(C)	(186,487,675)	(375,588,518)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(67,678,583)	(177,057,298)
Net Increase (Decrease) in Net Assets	237,596,557	(129,545,724)
Net Assets:
Beginning of Period	2,032,900,519	2,162,446,243
End of Period	$2,270,497,076	$2,032,900,519

(A)Includes Redemption fees of:		$1,491
(B)Includes Redemption fees of:		$2,351

(C)Effective July 29, 2024, the International All Company Fund and the International Small Company Fund ceased charging a redemption fee. Prior to July 29, 2024, redemption price per share may have been reduced for any applicable redemption fees. For a description of the possible redemption fees, see Note 1.

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

See Notes to Financial Statements

Financial Statements | September 30, 2025 (unaudited)13

	International Small Company Fund
	Six Months Ended September 30, 2025 (unaudited)	Year Ended March 31, 2025
Share Information:
Investor Class:
Shares sold	2,592,304	967,708
Shares redeemed	(904,547)	(2,722,454)
Net Increase (Decrease) in Capital Shares	1,687,757	(1,754,746)
Shares Outstanding, Beginning of Period	5,303,814	7,058,560
Shares Outstanding, End of Period	6,991,571	5,303,814
Share Information:
Institutional Class:
Shares sold	2,821,048	9,984,669
Shares redeemed	(6,940,334)	(15,515,294)
Net Increase (Decrease) in Capital Shares	(4,119,286)	(5,530,625)
Shares Outstanding, Beginning of Period	80,516,821	86,047,446
Shares Outstanding, End of Period	76,397,535	80,516,821

14www.browncapital.com

See Notes to Financial Statements

The Brown Capital Management Small Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

	Six Months Ended September 30, 2025 (unaudited)	Years Ended March 31,
Investor Class		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$42.60	$70.13	$70.41	$99.97	$125.17	$83.73
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.27)	(0.70)	(0.76)	(0.88)	(1.45)	(1.22)
Net Realized and Unrealized Gain (Loss) on Investments(f)	3.27	(0.10)	7.01	(20.90)	(12.90)	52.60
Total from Investment Operations	3.00	(0.80)	6.25	(21.78)	(14.35)	51.38
Less Distributions:
Distributions (from capital gains)	—	(26.73)	(6.53)	(7.78)	(10.85)	(9.94)
Total distributions	—	(26.73)	(6.53)	(7.78)	(10.85)	(9.94)
Net Asset Value, End of Period	$45.60	$42.60	$70.13	$70.41	$99.97	$125.17

Total Return(b)(d)	7.04%	(8.70%)	9.81%	(21.26%)	(12.41%)	61.30%

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$272,371	$325,208	$646,205	$822,783	$1,449,535	$2,145,380
Ratio of Expenses to Average Net Assets(c)(e)	1.42%	1.32%	1.31%	1.28%	1.25%	1.24%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.21%)	(1.12%)	(1.07%)	(1.13%)	(1.20%)	(1.01%)
Portfolio Turnover Rate(d)	7%	11%	12%	22%	14%	9%

(a) Calculated using average shares method.

(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c) Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.

(d)Total return and portfolio turnover rate are for the year indicated and have not been annualized for the years less than one year.

(e)Ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

(f) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

Financial Statements | September 30, 2025 (unaudited)15

See Notes to Financial Statements

The Brown Capital Management Small Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

	Six Months Ended September 30, 2025 (unaudited)	Years Ended March 31,
Institutional Class		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$45.39	$73.06	$72.94	$103.07	$128.45	$85.60
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.24)	(0.61)	(0.64)	(0.74)	(1.24)	(1.00)
Net Realized and Unrealized Gain (Loss) on Investments(e)	3.50	(0.33)	7.29	(21.61)	(13.29)	53.79
Total from Investment Operations	3.26	(0.94)	6.65	(22.35)	(14.53)	52.79
Less Distributions:
Distributions (from capital gains)	—	(26.73)	(6.53)	(7.78)	(10.85)	(9.94)
Total distributions	—	(26.73)	(6.53)	(7.78)	(10.85)	(9.94)
Net Asset Value, End of Period	$48.65	$45.39	$73.06	$72.94	$103.07	$128.45

Total Return(b)(c)	7.18%	(8.52%)	10.03%	(21.17%)	(12.23%)	61.61%

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$426,671	$508,958	$1,514,154	$2,681,732	$3,903,646	$4,782,245
Ratio of Expenses to Average Net Assets(d)	1.22%	1.12%	1.11%	1.08%	1.05%	1.04%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.01%)	(0.91%)	(0.87%)	(0.93%)	(1.00%)	(0.81%)
Portfolio Turnover Rate(c)	7%	11%	12%	22%	14%	9%

(a)Calculated using average shares method.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)Total return and portfolio turnover rate are for the year indicated and have not been annualized for the periods less than one year.

(d)Ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

(e)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

16www.browncapital.com

See Notes to Financial Statements

The Brown Capital Management International All Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

	Six Months Ended September 30, 2025 (unaudited)	Years Ended March 31,
Investor Class		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.37	$17.32	$14.28	$16.06	$17.51	$12.83
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.02	(0.05)	(0.04)	(0.03)	(0.06)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	1.37	(0.90)	3.08	(1.60)	(1.26)	5.29
Total from Investment Operations	1.39	(0.95)	3.04	(1.63)	(1.32)	5.22
Less Distributions:
Distributions (from net investment income)	—	—	—	—	(0.01)	—
Distributions (from capital gains)	—	—	—	(0.15)	(0.12)	(0.54)
Total distributions	—	—	—	(0.15)	(0.13)	(0.54)
Redemption Fees Added to Paid-in Capital (Note1)(a)(g)	—	— (b)	— (b)	— (b)	— (b)	— (b)
Net Asset Value, End of Period	$17.76	$16.37	$17.32	$14.28	$16.06	$17.51

Total Return(c)(e)	8.49%	(5.48%)	21.29%	(10.06%)	(7.68%)	40.73%

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$1,807	$1,630	$1,931	$2,492	$2,618	$3,613
Ratio of Expenses to Average Net Assets(f)
Excluding Fee Waivers and Reimbursements(d)	1.94%	1.95%	1.88%	1.90%	1.58%	1.79%
Ratio of Expenses to Average Net Assets(f)
Including Fee Waivers and Reimbursements(d)	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.20%	(0.27%)	(0.25%)	(0.25%)	(0.34%)	(0.42%)
Portfolio Turnover Rate(e)	2%	56%	12%	20%	8%	11%

(a) Calculated using average shares method.

(b) Less than 0.005 per share.

(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d) Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.

(e)Total return and portfolio turnover rate are for the year indicated and have not been annualized for the periods less than one year.

(f)Ratio of expenses to average net assets, ratio of expenses to average net assets including fee waivers and reimbursements and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

(g)Effective July 29, 2024, the International All Company Fund ceased charging a redemption fee. Prior to July 29, 2024, redemption price per share may have been reduced for any applicable redemption fees. For a description of the possible redemption fees, see Note 1.

Financial Statements | September 30, 2025 (unaudited)17

See Notes to Financial Statements

The Brown Capital Management International All Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

	Six Months Ended September 30, 2025 (unaudited)	Years Ended March 31,
Institutional Class		2025	2024	2023		2022	2021
Net Asset Value, Beginning of Period	$16.61	$17.52	$14.43	$16.18		$17.59	$12.86
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.04	(0.01)	(0.01)	—	(f)	(0.03)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	1.40	(0.90)	3.10	(1.60)		(1.25)	5.30
Total from Investment Operations	1.44	(0.91)	3.09	(1.60)		(1.28)	5.27
Less Distributions:
Distributions (from net investment income)	—	—	—	—		(0.01)	—
Distributions (from capital gains)	—	—	—	(0.15)		(0.12)	(0.54)
Total distributions	—	—	—	(0.15)		(0.13)	(0.54)
Redemption Fees Added to Paid-in Capital (Note 1)(a)(g)	—	— (b)	— (b)	—	(b)	— (b)	— (b)
Net Asset Value, End of Period	$18.05	$16.61	$17.52	$14.43		$16.18	$17.59

Total Return(c)(d)	8.67%	(5.19%)	21.41%	(9.80%)		(7.42%)	41.03%

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$75,255	$71,504	$68,724	$61,259		$66,099	$61,564
Ratio of Expenses to Average Net Assets(e)
Excluding Fee Waivers and Reimbursements	1.68%	1.69%	1.64%	1.64%		1.34%	1.54%
Ratio of Expenses to Average Net Assets(e)
Including Fee Waivers and Reimbursements	1.00%	1.00%	1.00%	1.00%		1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.45%	(0.04%)	(0.03%)	0.00	%(f)	(0.14%)	(0.16%)
Portfolio Turnover Rate(d)	2%	56%	12%	20%		8%	11%

(a)Calculated using average shares method.

(b)Less than 0.005 per share.

(c)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)Total return and portfolio turnover rate are for the year indicated and have not been annualized for the periods less than one year.

(e)Ratio of expenses to average net assets, ratio of expenses to average net assets including fee waivers and reimbursements and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

(f)Less than 0.005 percent.

(g)Effective July 29, 2024, the International All Company Fund ceased charging a redemption fee. Prior to July 29, 2024, redemption price per share may have been reduced for any applicable redemption fees. For a description of the possible redemption fees, see Note 1.

18www.browncapital.com

See Notes to Financial Statements

The Brown Capital Management International Small Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

	Six Months Ended September 30, 2025 (unaudited)	Years Ended March 31,
Investor Class		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$23.16	$22.77	$19.95	$22.05	$25.03	$14.75
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.13	(0.05)	(0.05)	(0.04)	(0.06)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	3.32	0.44	2.87	(2.06)	(1.54)	10.62
Total from Investment Operations	3.45	0.39	2.82	(2.10)	(1.60)	10.47
Less Distributions:
Distributions (from capital gains)	—	—	—	—	(1.39)	(0.19)
Total distributions	—	—	—	—	(1.39)	(0.19)
Redemption Fees Added to Paid-in Capital (Note1)(a)(g)	—	— (b)	— (b)	— (b)	0.01	— (b)
Net Asset Value, End of Period	$26.61	$23.16	$22.77	$19.95	$22.05	$25.03

Total Return(c)(e)	14.90%	1.71%	14.14%	(9.52%)	(7.30%)	71.05%

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$186,012	$122,843	$160,694	$163,538	$195,057	$171,603
Ratio of Expenses to Average Net Assets(d)(f)	1.31%	1.31%	1.31%	1.31%	1.30%	1.32%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.02%	(0.21%)	(0.25%)	(0.20%)	(0.22%)	(0.68%)
Portfolio Turnover Rate(e)	6%	10%	15%	19%	8%	18%

(a)Calculated using average shares method.

(b) Less than 0.005 per share.

(c)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on September 30, 2015.

(e)Total return and portfolio turnover rate are for the year indicated and have not been annualized for the periods less than one year.

(f)Ratio of expenses to average net assets, ratio of expenses to average net assets including fee waivers and reimbursements and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

(g)Effective July 29, 2024, the International Small Company Fund ceased charging a redemption fee. Prior to July 29, 2024, redemption price per share may have been reduced for any applicable redemption fees. For a description of the possible redemption fees, see Note 1.

Financial Statements | September 30, 2025 (unaudited)19

See Notes to Financial Statements

The Brown Capital Management International Small Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

	Six Months Ended September 30, 2025 (unaudited)	Years Ended March 31,
Institutional Class		2025	2024		2023		2022	2021
Net Asset Value, Beginning of Period	$23.72	$23.26	$20.34		$22.43		$25.39	$14.92
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.21	— (b)	(—	)(b)	0.01		0.01	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	3.35	0.46	2.92		(2.10)		(1.58)	10.76
Total from Investment Operations	3.56	0.46	2.92		(2.09)		(1.57)	10.66
Less Distributions:
Distributions (from net investment income)	—	—	(—	)(b)	(—	)(b)	—	—
Distributions (from capital gains)	—	—	—		—		(1.39)	(0.19)
Total distributions	—	—	(—	)(b)	(—	)(b)	(1.39)	(0.19)
Redemption Fees Added to Paid-in Capital (Note 1)(a)(f)	—	— (b)	—	(b)	—	(b)	— (b)	— (b)
Net Asset Value, End of Period	$27.28	$23.72	$23.26		$20.34		$22.43	$25.39

Total Return(c)(d)	15.01%	1.98%	14.37%		(9.30%)		(7.11%)	71.51%

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$2,084,485	$1,910,057	$2,001,753		$2,141,079		$2,560,435	$1,923,391
Ratio of Expenses to Average Net Assets(e)	1.05%	1.06%	1.06%		1.06%		1.05%	1.07%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.55%	0.01%	0.00%		0.04%		0.04%	(0.42%)
Portfolio Turnover Rate(d)	6%	10%	15%		19%		8%	18%

(a)Calculated using average shares method.

(b)Less than 0.005 per share.

(c)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)Total return and portfolio turnover rate are for the year indicated and have not been annualized for the periods less than one year.

(e)Ratio of expenses to average net assets, ratio of expenses to average net assets including fee waivers and reimbursements and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

(f)Effective July 29, 2024, the International Small Company Fund ceased charging a redemption fee. Prior to July 29, 2024, redemption price per share may have been reduced for any applicable redemption fees. For a description of the possible redemption fees, see Note 1.

20www.browncapital.com

The Brown Capital Management Mutual Funds

Notes to Financial Statements September 30, 2025 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management International All Company Fund (“International All Company Fund”) and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. Each of the Funds in this report are classified as a diversified, open-end management investment company, as those terms are defined in the 1940 Act. The Funds currently offer Investor Class Shares and Institutional Class Shares.

The primary investment objective of the Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of those companies with operating revenues of $500 million or less at the time of initial investment.

The primary investment objective of the International All Company Fund is to seek long‐term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International All Company Fund seeks to achieve its investment objective by investing substantially of its assets in equity securities of non‐U.S. based companies.

The primary investment objective of the International Small Company Fund is to seek long‐term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of non‐U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The Funds are each deemed to be an individual reporting segments and are not part of a consolidated reporting entity. The objective and strategy of each Fund is used by Brown Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in their Statements of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Funds. The Funds and the Advisor are parties to expense agreements as disclosed in the Notes to the Financial Statements, and resources are not allocated to the Funds based on performance measurements. Due to the significance of oversight and its role in the Funds’ management, the respective Fund’s portfolio managers are deemed to be the Chief Operating Decision Maker.

The following accounting policies have been consistently followed by the Funds and are in conformity with United States generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Investment Valuation

The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time, Monday through Friday. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Other securities that are traded in the domestic over‐the‐counter market and listed securities for which last sales price is available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the most recent bid price.

Foreign securities are valued using a third-party fair valuation vendor, Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”), which applies proprietary models that consider multiple factors, including movements in the U.S. securities markets, relevant indices, and other applicable market data. With respect to the BCM International All Company Fund and the BCM International Small Company Fund, the Trust’s Board of Trustees (the “Board”) has determined that it is appropriate for the Trust to engage ICE to use its Fair Valuation Information Service “FVIS NY Close” (the “FVIS Service”). The FVIS Service is used on a daily basis for each foreign equity security in the portfolios unless the Valuation Designee determines that its use is not appropriate on a particular day for a given security. When a predefined U.S. market movement threshold, established by the Advisor’s valuation policies, is exceeded, ICE fair values non-U.S. securities based on their correlation with U.S. market movements. This methodology may also be applied when a local market is closed for a holiday or other reason. The Advisor may review ICE’s pricing outputs and, if deemed unreliable, escalate for potential valuation committee consideration.

Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. The Board has appointed the Advisor as valuation designee to be responsible for all fair value determinations for the Funds. Fair value pricing may be used, for example, in situations where (i)

Financial Statements | September 30, 2025 (unaudited)21

The Brown Capital Management Mutual Funds

Notes to Financial Statements September 30, 2025 (unaudited)

a security, such as a small‐cap stock, mid‐cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security prior to time as of which a Fund calculates its net asset value; (iii) the exchange on which the security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to time as of which a Fund calculates its net asset value. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement

In accordance with GAAP, the Funds use a three‐tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the six months ended September 30, 2025, maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used in valuing the Funds’ assets as of September 30, 2025:

Small Company Fund:
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3		Total
Common Stocks	$681,224,127	$—	$—		$681,224,127
Warrants	—	—	—	*	—
Short Term Investments	19,729,225	—	—		19,729,225
Total	$700,953,352	$—	$—		$700,953,352

International All Company Fund:
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3		Total
Common Stocks	$21,985,170	$51,646,139	$—		$73,631,309
Short Term Investments	3,020,712	—	—		3,020,712
Total	$25,005,882	$51,646,139	$—		$76,652,021

22www.browncapital.com

The Brown Capital Management Mutual Funds

Notes to Financial Statements September 30, 2025 (unaudited)

International Small Company Fund:
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$427,605,347	$1,805,217,530	$—	$2,232,822,877
Short Term Investments	39,122,968	—	—	39,122,968
Total	$466,728,315	$1,805,217,530	$—	$2,271,945,845

* The Level 3 Security has zero value.

Refer to the Funds’ Schedule of Investments for a listing of the security type and sector.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

Foreign Currency Translation (International All Company Fund and International Small Company Fund)

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain/(loss) or unrealized appreciation/(depreciation) from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign taxes withheld, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Foreign Currency Spot Contracts (International All Company Fund and International Small Company Fund)

Derivative instruments include foreign currency spot trades. The Funds may enter into such derivative instruments primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a foreign currency spot contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price typically within two business days. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the foreign exchange rates at the dates of entry into the contracts and the exchange rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments often involve market risk, credit risk, or both risks, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks may also arise from the possible inability of counterparties to meet the terms of their contracts and from unanticipated movements in currency and securities values and interest rates.

Affiliated Companies

If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of or during the six months ended September 30, 2025, the International Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are considered affiliates of that Fund for purposes of the 1940 Act.

International Small Company Fund

Security Name	Market Value as of March 31, 2025	Purchases	Sales	Market Value as of September 30, 2025	Share Balance as of September 30, 2025	Dividends*	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Hiday Hidaka Corp.	$54,631,107	$3,747,603	$—	$75,582,790	3,123,974	$635,560	$17,204,080	$—
Lectra	86,217,378	4,664,173	—	87,902,937	3,153,426	1,016,557	(2,978,614)	—
MIPS AB	54,188,908	3,432,573	—	54,122,840	1,488.424	807,725	(3,498,641)	—
PayPoint PLC	26,505,137	1,907,925	—	35,026,799	3,454,461	903,648	6,613,737	—
Software Service, Inc.	37,281,544	1,413,185	—	49,461,222	492,725	—	10,766,493	—
STRATEC Biomedical AG	27,470,100	1,786,283	—	36,781,631	1,092,673	631,606	7,525,248	—
grand total				$338,878,219	12,805,683	$3,995,096	$35,632,303	$—

*Net of reclaims and foreign taxes withheld

Financial Statements | September 30, 2025 (unaudited)23

The Brown Capital Management Mutual Funds

Notes to Financial Statements September 30, 2025 (unaudited)

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex‐dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the high cost basis, which is the same basis used for federal income tax purposes. The Funds accrue any taxes withheld from foreign investments by foreign countries. Amounts that may be reclaimed are recorded as receivables and amounts that may not be reclaimed are recorded at the same time as the related income on each income recognition date if the tax rated is fixed and known. When investment income is received net of the tax withheld, a separate realized foreign currency gain or loss is computed on the gross income receivable and the accrued tax expense. If the tax rate is not known or estimable, such expense or receivable is recorded on the date that the net amount is received.

Expenses

Each Fund bears expenses incurred specifically on its behalf, as well as a portion of general Trust expenses, which are allocated according to methods approved by the Trustees. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measurement. Fees provided under the distribution (Rule 12b‐1) and/or shareholder service plans for a particular class of the Funds’ are charged to the operations of such class.

Dividend Distributions

Each of the Funds may declare and distribute dividends from net investment income (if any) annually. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

Warrants

The Funds may invest in warrants. Warrants are options to purchase equity securities at a specific price, or receive contingent payments, for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

Foreign Taxes

The International All Company Fund and the International Small Company Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Fees on Redemptions

Effective July 29, 2024, the International All Company Fund and the International Small Company Fund ceased assessing a redemption fee. Prior to July 29, 2024, shares of the International All Company Fund and the International Small Company Fund were assessed a fee of 2.00% of redemption amount if such shares are redeemed within 60 days of purchase. The redemption fee was paid directly to the Fund and was intended to offset the cost of liquidating a shareholders’ investment in the Fund, discourage short-term trading of shares, and protect long-term shareholders – the redemption fee was not a sales charge or other fee intended to finance sales or marketing expenses. No redemption fee will be imposed on redemptions initiated by the Funds. Redemption fees are disclosed on the Statements of Changes in Net Assets.

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The Brown Capital Management Mutual Funds

Notes to Financial Statements September 30, 2025 (unaudited)

2. TRANSACTIONS WITH RELATED PARTIES AND OTHER SERVICE PROVIDERS

Advisor

Each Fund pays a monthly advisory fee to the Advisor based upon the average daily net assets of each Fund and is calculated at the following annual rates:

	Advisory Fees
Fund	Average Net Assets	Rate	Expense Limitation Ratio	Advisory Fees Waived	Expenses Reimbursed
Small Company Fund	On all net assets	1.00%	1.25%	$—	$—
International All Company Fund	First $100 million	0.90%	1.00%	263,055	—
	Over $100 million	0.75%	1.00%	—	—
International Small Company Fund	On all net assets	1.00%	1.15%	—	—

In the interest of limiting expenses of the Funds, the Advisor has entered into expense limitation agreements with the Trust, with respect to each of the Funds (“Expense Limitation Agreements”), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable under a Rule 12b‐1 distribution plan) do not exceed certain limits, which are (at the time this report is being produced) for the Small Company Fund, the International All Company Fund and the International Small Company Fund, 1.25%, 1.00% and 1.15% of the average daily net assets of those Funds, respectively. The Expense Limitation Agreements are in effect until July 31, 2026, and may only be terminated prior to that date by the Advisor and the Board only by mutual written consent.

Each of the Funds may reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreements within three (3) years from the time of the waiver, provided that the particular fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular fund to exceed the lesser of the percentage limits in place at the time of the waiver and/or reimbursement or current waiver and/or reimbursement arrangement. Consequently, no reimbursement by any of the Funds will be made unless: (i) the particular fund’s assets exceed $20 million for the Small Company Fund, the International All Company Fund, and the International Small Company Fund; (ii) the particular fund’s total annual expense ratio is less than the percentage described above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Fund	Expires 2026	Expires 2027	Expires 2028	Expires 2029
Small Company Fund	$—	$—	$—	$—
International All Company Fund	368,923	436,788	510,495	263,055
International Small Company Fund	—	—	—	—

Administrator, Transfer Agent and Fund Accountant

As compensation for its services to the Trust, fees to CFS are computed daily and paid monthly. For its services, CFS is paid $500,000 per Fund per year for Administration and Fund Accounting and $12,000 per Fund per year for Regulatory Compliance. Transfer Agency fees are based on the number and type of accounts serviced, subject to an annual minimum of $15,000 per Fund. In addition, the Trust shall reimburse CFS from the assets of each Fund certain reasonable expenses incurred by CFS on behalf of each Fund individually in connection with the performance of the Administration Agreement. For the six months ended September 30, 2025, the following fees were paid by the Funds to CFS:

Fund	Fund Accounting and Administration	Transfer Agent
Small Company Fund	$89,333	$431,507
International All Company Fund	89,333	4,459
International Small Company Fund	89,333	73,946

Compliance Services

The principal owner of Watermark Solutions, LLC serves as the Trust’s Chief Compliance Officer pursuant to an agreement with the Trust. As compensation for its services to the Trust, Watermark Solutions, LLC receives an annual compliance services fee. CFS provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. CFS is compensated under the Administration Agreement for these services.

Financial Statements | September 30, 2025 (unaudited)25

The Brown Capital Management Mutual Funds

Notes to Financial Statements September 30, 2025 (unaudited)

Distributor

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as the principal underwriter of the Trust’s shares.

12b-1 Plan

Each Fund has adopted, with respect to its Investor Class shares, a plan pursuant to Rule 12b‐1 under the 1940 Act (each a “Plan” and collectively, the “Plans”) under which each Fund may incur expenses related to distribution of its shares and for services provided to shareholders. Payments under a Plan are made to the Distributor, which uses them to pay distribution and shareholder service expenses on behalf of and as agent of the Fund. The amount payable by the International All Company Fund and the International Small Company Fund under the Plan is 0.25% of average daily net assets for the year and 0.20% of average daily net assets for the Small Company Fund. The Plans are compensation plans, which means that payments are made to the Distributor regardless of 12b‐1 expenses actually incurred. Therefore, payments under a Plan may exceed distribution and shareholder service expenses incurred pursuant to the Plan. The Distributor may reimburse the Advisor for expenditures that it incurs for marketing and distributions related services for the Funds. It is also possible that 12b‐1 expenses for a period will exceed the payments made to the Distributor by the Funds, in which case the Advisor may pay such excess expenses out of its own resources. The Plans require that the Distributor act in the Funds’ best interests in expending the payments it receives from the Funds and use payments solely for the purpose of paying distribution expenses on behalf of the Funds. The Funds’ Distributor verifies all payment amounts to be made to brokers that have properly executed dealer agreements with the Funds before such payments are made.

Legal Counsel to the Trust

Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the managing partner of Practus, LLP, but he receives no direct special compensation from the Trust or the Funds for serving as an officer of the Trust.

Any Trustee and/or officer of the Trust that also is an employee and/or officer of the Advisor does not receive compensation from the Trust for serving in such roles.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities, excluding short‐term securities, are shown in the following table.

Fund	Purchases of Securities	Proceeds From Sales of Securities
Small Company Fund	$57,115,352	$245,673,760
International All Company Fund	1,716,682	4,768,331
International Small Company Fund	139,151,161	208,034,326

4. FEDERAL INCOME TAX

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Funds recognize the tax benefit or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management reviewed the tax positions in the open tax years of 2022‐2024 and as of and during the six months ended September 30, 2025, and determined that the Funds do not have a liability for uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

At September 30, 2025, the tax-basis unrealized appreciation (depreciation) and cost of investments were as follows:

	Small Company Fund	International All Company Fund	International Small Company Fund
Gross unrealized appreciation (excess of value over tax cost)	$338,284,854	$25,091,132	$789,958,712
Gross unrealized depreciation (excess of tax cost over value)	(81,200,884)	(4,760,939)	(327,512,118)
Net appreciation (depreciation) of foreign currency and unrealized foreign capital gains tax	—	—	(3,675,052)
Net unrealized appreciation (depreciation)	$257,083,740	$20,330,193	$458,771,542
Cost of investments for income tax purposes	$443,869,612	$56,321,828	$1,809,499,251

26www.browncapital.com

The Brown Capital Management Mutual Funds

Notes to Financial Statements September 30, 2025 (unaudited)

At September 30, 2025, the distributable earnings (accumulated deficits) on a tax basis were as follows:

	Small Company Fund	International All Company Fund	International Small Company Fund
Accumulated Ordinary Income/(Loss)	$(6,742,700)	$192,495	$17,409,746
Accumulated Capital Gain/(Loss)	325,989,848	(3,969,822)	(31,574,000)
Unrealized Appreciation/(Depreciation)	257,083,740	20,330,193	458,771,542
Total	$576,330,888	$16,552,866	$444,607,288

Distributions during the periods shown were characterized for tax purposes as follows:

	Small Company Fund		International All Company Fund		International Small Company Fund
Distributions paid from:	Six Months Ended September 30, 2025	Year Ended March 31, 2025	Six Months Ended September 30, 2025	Year Ended March 31, 2025	Six Months Ended September 30, 2025	Year Ended March 31, 2025
Ordinary income	$—	$—	$—	$—	$—	$—
Realized gains	—	430,146,270	—	—	—	—
	$—	$430,146,270	$—	$—	$—	$—

5. SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of that Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund's NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund's portfolio will be adversely affected. As of September 30, 2025, 29.29% of the value of the net assets of the Small Company Fund was invested in securities within the Medical/Health Care sector; 36.23% of the value of the net assets of the International All Company Fund was invested in securities within the Information Technology sector; 35.84% of the value of the net assets of the International Small Company Fund was invested in securities within the Information Technology sector.

6. COMMITMENTS AND CONTINGENCIES

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect the risk of loss to be remote.

7. CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, (either directly or indirectly), more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreements with the Advisor. At September 30, 2025, the Advisor owned 46% of the International All Company Fund’s outstanding shares.

Financial Statements | September 30, 2025 (unaudited)27

The Brown Capital Management Mutual Funds

Notes to Financial Statements September 30, 2025 (unaudited)

8. TRUSTEE AND OFFICER FEES

Officers of the Trust, except the Chief Compliance Officer, and Trustees who are interested persons of the Trust, will receive no salary or fees from the Funds for their services to the Trust. As of September 30, 2025, there were five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Each Independent Trustee of the Trust receives an $87,400 annual retainer, $27,600 in Board meeting fees, and a $4,000 per meeting fee for Special Meetings. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.

9. SUBSEQUENT EVENTS

The Funds evaluated subsequent events from September 30, 2025, the date of these financial statements, through the date these financial statements were issued and available and have noted no additional items require disclosure.

28www.browncapital.com

The Brown Capital Management Mutual Funds

Supplemental Information September 30, 2025 (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statements of Operations and Note 2 which includes remuneration paid to Officers. See that Statements of Operations for remuneration paid to Trustees.

Advisory Agreement Renewal

Not applicable.

Must be accompanied or preceded by a prospectus.
Funds distributed by ALPS Distributors, Inc. 1290 Broadway, Suite 1000, Denver, CO 80203

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, the Statements of Operations which include remuneration paid to the Trustees and the Trust’s Chief Compliance Officer. No other Officers are compensated directly by the Trust.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)	/s/ Robert L. Young, III
Robert L. Young, III
Trustee, President and Principal Executive Officer

Date: December 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Robert L. Young, III
Robert L. Young, III
Trustee, President and Principal Executive Officer,
Brown Capital Management Mutual Funds

Date: December 4, 2025

By: (Signature and Title)	/s/ Michael L. Forster
Michael L. Forster
Treasurer and Principal Financial Officer,
Brown Capital Management Mutual Funds

Date: December 4, 2025